Initial Public Offering	12 Months Ended
Dec. 31, 2020
Initial Public Offering
Initial Public Offering

Note 3—Initial Public Offering

On August 15, 2019, the Corporation completed its Offering of 35,000,000 Class A Restricted Voting Units at $10.00 per Class A Restricted Voting Unit. On September 13, 2019, the underwriters partially exercised their Over-Allotment Option to purchase an additional 1,000,000 Class A Restricted Voting Units, at a price of $10.00 per unit. As a result of the exercise of the Over-Allotment Option, an aggregate of 36,000,000 Class A Restricted Voting Units were issued.

Each Class A Restricted Voting Unit is comprised of a Class A Restricted Voting Share and one-half of a share purchase Warrant. Each whole Warrant entitles the holder to purchase one Class A Restricted Voting Share for a purchase price of $11.50, commencing sixty-five (65) days after the completion of the Business Combination and will expire on the day that is five years after the closing date of the Business Combination, or earlier. Upon the completion of a Business Combination, Class A Restricted Voting Shares will be converted into common shares, and Warrants exercised will purchase common shares. Warrants are classified as stockholders’ equity in the Corporation’s balance sheet.

Note 3—Initial Public Offering (Continued)

The Corporation may accelerate the expiry date of the outstanding Warrants (excluding the Founders’ Warrants but only to the extent still held by our Sponsor at the date of public announcement of such acceleration and not transferred prior to the accelerated expiry date, due to the anticipated knowledge by our Sponsor of material undisclosed information which could limit their dealings in such securities) by providing 30 days’ notice, if and only if, the Closing Date price of the Common Shares equals or exceeds $18.00 per Common Share (as adjusted for stock splits or combinations, stock dividends, extraordinary dividends, reorganizations and recapitalizations and the like) for any 20 trading days within a 30‑trading day period. The exercise price and number of shares issuable on exercise of the Warrants may be adjusted in certain circumstances, including in the event of a stock dividend, extraordinary dividend or our recapitalization, reorganization, merger, or consolidation. The Warrants will not, however, be adjusted for issuances of shares at a price below their respective exercise prices.